CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Net profit (loss)	€ 3,377	€ (1,457)	€ (9,373)
Items that are not reclassified to profit or loss in later periods
Remeasurements of defined benefit plans	(33)	16	36
Tax effect related to other comprehensive income not to be reclassified to profit or loss in subsequent periods	29	(35)	(21)
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(4)	(19)	15
Items that may be reclassified to profit or loss in later periods
Currency translation differences	(5,573)	1,198	4,837
Change in the fair value of available-for-sale financial instruments	(5)	(4)	(4)
Change in the fair value of cash flow hedging derivatives	(6)	883	(256)
Share of other comprehensive income on equity-accounted entities	69	32	(9)
Tax effect related to other comprehensive income to be reclassified to profit or loss in subsequent periods	1	(220)	66
Other comprehensive income that will be reclassified to profit or loss, net of tax	(5,514)	1,889	4,634
Total other items of comprehensive income (loss)	(5,518)	1,870	4,649
Total comprehensive income (loss)	(2,141)	413	(4,724)
Attributable to Eni
- continuing operations	(2,144)	819	(3,416)
- discontinued operations		(413)	(779)
Comprehensive income, attributable to owners of parent	(2,144)	406	(4,195)
Attributable to non-controlling interest
- continuing operations	3	7	554
- discontinued operations			(1,083)
Comprehensive income, attributable to non-controlling interests	€ 3	€ 7	€ (529)